Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock Core Bond Portfolio	Jan. 28, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Investor A Shares
Average Annual Return:
1 Year	3.70%
5 Years	3.48%
10 Years	3.39%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	1.73%
5 Years	2.25%
10 Years	2.21%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.46%
5 Years	2.15%
10 Years	2.11%
Investor C Shares
Average Annual Return:
1 Year	6.14%
5 Years	3.54%
10 Years	3.20%
Institutional Shares
Average Annual Return:
1 Year	8.30%
5 Years	4.63%
10 Years	4.12%
Class R Shares
Average Annual Return:
1 Year	7.75%
5 Years	4.09%
10 Years	3.55%